Note 16 - Reportable Business Segments	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
16.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are Consumer Energy and Commercial Energy. Just Energy has aggregated the operating segments into these reportable segments on the basis that the operating segments share economic characteristics. These characteristics include the nature of the product and services sold, the distribution methods, and the type of customer class and regulatory environment.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the interim financial statements.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the
three
months ended
June 30, 2019:

	Consumer	Commercial	Corporate and
	segment	segment	shared services	Consolidated

Sales	$409,998	$260,167	$-	$670,165
Gross margin	105,976	26,316	-	132,292
Depreciation of property and equipment	2,950	38	-	2,988
Amortization of intangible assets	6,920	692	-	7,612
Administrative expenses	11,235	6,151	23,417	40,803
Selling and marketing expenses	41,800	19,904	-	61,704
Other operating expenses	23,730	1,435	-	25,165
Operating profit (loss) for the period	$19,341	$(1,904)	$(23,417)	$(5,980)
Finance costs				(23,546)
Change in fair value of derivative instruments and other				(241,999)
Other expenses, net				(740)
Recovery of income taxes				2,294
Loss for the period from continued operations				(269,971)
Loss from discontinued operations				(5,189)
Loss for the period				$(275,160)

Capital expenditures	$9,170	$749	$-	$9,919

As at June 30, 2019
Total goodwill	$172,072	$165,324	$-	$337,396
Total assets	$1,117,434	$419,380	$-	$1,536,814
Total liabilities	$1,713,787	$204,250	$-	$1,918,037

For the
three
months ended
June 30, 2018:

	Consumer	Commercial	Corporate and
	segment	segment	shared services	Consolidated

Sales	$434,364	$268,151	$-	$702,515
Gross margin	100,807	31,788	-	132,595
Depreciation of property and equipment	844	45	-	889
Amortization of intangible assets	3,728	342	-	4,070
Administrative expenses	7,224	6,683	26,024	39,931
Selling and marketing expenses	26,923	15,042	-	41,965
Other operating expenses	16,234	2,166	-	18,400
Restructuring costs	1,612	305	-	1,917
Operating profit (loss) for the period	$44,242	$7,205	$(26,024)	$25,423
Finance costs				(16,313)
Change in fair value of derivative instruments and other				(68,441)
Other expenses, net				(13)
Provision for income taxes				4,683
Loss for the period from continued operations				$(64,028)
Profit from discontinued operations				22,605
Loss for the period				(41,423)

Capital expenditures	$9,181	$674	$-	$9,855

As at June 30, 2018
Total goodwill	$148,375	$157,018	$-	$305,393
Total assets	$1,222,492	$404,308	$-	$1,626,800
Total liabilities	$1,216,190	$223,600	$-	$1,439,790

Sales from external customers

The revenue is based on the location of the customer.

	Three	Three
	months ended	months ended
	June 30, 2019	June 30, 2018
Canada	$75,485	$89,228
U.S.	594,680	613,287
Total	$670,165	$702,515

Non-current assets

Non-current assets by geographic segment consist of property and equipment and intangible assets and are summarized as follows:

	As at June 30, 2019	As at March 31, 2019
Canada	$196,843	$266,775
United States	293,531	223,802
International	-	7,941
Total	$490,374	$498,518